INCOME TAXES - Loss from operations before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
United States	$ 584	$ (5,039)
Foreign	(12,055)	(12,087)
Loss before income taxes	$ (11,471)	$ (17,126)